Trading liabilities	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Trading liabilities

23	Trading liabilities

		2020	2019
	Footnotes	$m	$m
Deposits by banks	1	6,689	4,187
Customer accounts	1	10,681	6,999
Other debt securities in issue (Note 25)		1,582	1,404
Other liabilities – net short positions in securities		56,314	70,580
At 31 Dec		75,266	83,170
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.